Share-Based Payment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-Based Payment [Abstract]
Equity-settled share-based payment plans to employees, directors and consultants	$ 1,263	$ 710	$ 1,028